Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement [Abstract]
Fair Value Of Financial Assets And Liabilities
11. FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

(1)	The fair value hierarchy
The fair value hierarchy for financial instruments is determined by the amount of observable market data. The specific financial instruments characteristics and market condition such as the existence of the transactions among market participants and transparency are reflected to the market observable inputs. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value of its financial assets and financial liabilities. Fair value is measured based on the perspective of a market participant. As such, even when market assumptions are not readily available, the Group’s own assumptions reflect those that market participants would use for measuring the assets or liabilities at the measurement date.
The fair value measurement is described in the one of the following three levels used to classify fair value measurements:

•
Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.

•
Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.

•
Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public
securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.
(2) Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	48,796	—	—	48,796
Debt securities	516,597	2,365,882	4,618	2,887,097
Equity securities	35,422	—	450,371	485,793
Capital contributions	—	—	865,685	865,685
Beneficiary certificates	24,895	869,852	1,917,811	2,812,558
Loans	—	467,229	209,062	676,291
Derivative assets	18,416	6,875,454	7,872	6,901,742
Others	—	—	84,979	84,979

Sub-total	644,126	10,578,417	3,540,398	14,762,941

Financial assets at FVTOCI
Debt securities	3,092,237	25,855,904	—	28,948,141
Equity securities	510,073	—	570,715	1,080,788

Sub-total	3,602,310	25,855,904	570,715	30,028,929

Derivative assets	—	174,820	—	174,820

Total	4,246,436	36,609,141	4,111,113	44,966,690

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	49,279	—	—	49,279
Derivative liabilities	6,024	6,433,727	20,136	6,459,887
Securities sold	285,026	—	—	285,026

Sub-total	340,329	6,433,727	20,136	6,794,192

Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	—	—	19,630	19,630

Derivative liabilities	—	64,769	—	64,769

Total	340,329	6,498,496	39,766	6,878,591

(*)
There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	December 31, 2021
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	65,072	—	—	65,072
Debt securities	817,584	1,923,538	2,117	2,743,239
Equity securities	25,879	—	303,985	329,864
Capital contributions	—	—	1,287,723	1,287,723
Beneficiary certificates	74,271	2,326,202	1,104,074	3,504,547
Loans	—	453,832	213,635	667,467
Derivative assets	10,911	4,762,872	29,348	4,803,131
Others	—	—	96,191	96,191

Sub-total	993,717	9,466,444	3,037,073	13,497,234

Financial assets at FVTOCI
Debt securities	5,578,455	32,548,522	—	38,126,977
Equity securities	411,357	—	581,455	992,812

Sub-total	5,989,812	32,548,522	581,455	39,119,789

Derivative assets	—	106,764	—	106,764

Total	6,983,529	42,121,730	3,618,528	52,723,787

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	65,016	—	—	65,016
Derivative liabilities	10,259	4,552,368	4,641	4,567,268
Securities sold	211,408	29,766	—	241,174

Sub-total	286,683	4,582,134	4,641	4,873,458

Derivative liabilities	—	27,584	—	27,584

Total	286,683	4,609,718	4,641	4,901,042

(*)
There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods. Valuation methods and input variables for each type of financial instruments are as follows:
1) Valuation methods and input variables for each type of financial instrument classified into level 2 in December 31, 2020 and 2021 are as follows:

	Valuation methods	Input variables
Debt securities	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.	Risk-free market rate and credit spread

Beneficiary certificates	The beneficiary certificates classified as Level 2 are MMF and are measured at the standard price.	Standard price

Derivatives	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.

Loans	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	Risk-free market rate and credit spread
2) Valuation methods and input variables for each type of financial instrument classified into level 3 in December 31, 2020 and 2021 are as follows:

	Valuation methods	Input variables
Loans, bond with options	Fair value is calculated by using the Discounted Cash Flow Model, Binomial Tree, which is a valuation technique commonly used in the market taking into account the price and variability of the underlying asset, and LSMC.	Values of underlying assets, volatility, credit spread, discount rate and terminal growth rate

Debt securities	The Group is measuring fair value with LSMC and the Hull-White model.	Stock volatility, interest rate volatility and discount rate

Equity securities, capital contributions and Beneficiary certificates
Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.
Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate

Derivatives	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.

Equity-linked securities	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Volatility of underlying assets, discount rate, dividends, volatility, correlation coefficient, foreign exchange rate, etc.

Others	Fair value is calculated by using the binominal tree. Least-Squares Monte Carlo simulation (LSMC) and Income approach, which are commonly used valuation techniques in the market taking into account the price and variability of the underlying asset after measuring the fair value of underlying asset using Models including Discounted Cash Flow Model.	Stock prices, volatility of underlying assets, etc.

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

December 31, 2020
	Fair value measurement technique	Type	Input variable	Range	Impact of changes in significant unobservable inputs on fair value measurement
Loans, bond with options, convertible bonds	Binomial Tree		Stock prices, Volatility of underlying asset	19.82~22.84%	Variation of fair value increases as volatility of underlying asset increases.
	LSMC		Stock prices, Volatility of underlying asset	18.99%	Variation of fair value increases as volatility of underlying asset increases.
	DCF model		Discount rate	4.70~16.50%	Fair value increases as discount rate decreases.
			Terminal growth rate	1.00%	Fair value increases as terminal growth rate increases.
			Credit spread	2.30~5.90%	Fair value decreases as credit spread increases.
	Hull-White model		Stock volatility	17.50~27.30%	Fair value increases as volatility increases.
			Interest rate volatility	0.50%	Fair value increases as volatility increases.
			Discount rate	3.10~53.20%	Fair value increases as discount rate decreases.
Derivative assets	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	25.46~131.47%	Variation of fair value increases as volatility of underlying assets increases.
		Equity related	Correlation coefficient	0.29~0.75	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	—	Variation of fair value increases as volatility of underlying assets increases.
	DCF model	Interest rate related	Credit risk adjustment ratio	100.00%	Variation of fair value decreases as credit risk adjustment ratio increases.
Derivative liabilities	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	25.46~131.47%	Variation of fair value increases as volatility of underlying assets increases.
		Equity related	Correlation coefficient	0.29~0.75	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	—	Variation of fair value increases as volatility of underlying assets increases.

	December 31, 2020
	Fair value measurement technique	Type	Input variable	Range	Impact of changes in significant unobservable inputs on fair value measurement
Equity-linked securities	Monte Carlo Simulation and others	Equity related	Correlation coefficient Volatility of underlying asset	0.48~0.60 27.59~49.29%	Fair value of equity-linked securities increases if both historical volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in historical volatility, the fair value variation of equity-linked securities may decrease.
Equity securities, capital contributions, and beneficiary certificates	LSMC		Stock prices, Volatility of underlying asset	18.99~26.45%	Variation of fair value increases as volatility of underlying asset increases.
	DCF model and others		Terminal growth rate	1.00%	Fair value increases as terminal growth rate increases.
			Discount rate	5.83~34.63%	Fair value increases as discount rate decreases.
			Fluctuation rate of real estate sales price	—	Fair value increases as sales price increases
			Liquidation value	—	Variation of liquidation value increases as volatility of underlying assets increases
	Net asset value method		Discount rate	14.30%	Fair value increases as discount rate decreases.
	Binomial Tree		Volatility	39.60%	Fair value increases as volatility increases.
			Discount rate	8.50%	Fair value increases as discount rate decreases.
Others	Income approach		Discount rate	12.69%	Fair value increases as discount rate decreases.
			Growth rate	1.00%	Fair value increases as growth rate increases.
	LSMC		Stock prices, Volatility of underlying asset	17.61~26.45%	Variation of fair value increases as volatility of underlying asset increases.

	December 31, 2021
	Fair value measurement technique	Type	Input variable	Range	Impact of changes in significant unobservable inputs on fair value measurement
Loans	Binomial Tree		Stock prices, Volatility of underlying asset	22.62%	Variation of fair value increases as volatility of underlying asset increases.
	LSMC		Stock prices, Volatility of underlying asset	19.48%	Variation of fair value increases as volatility of underlying asset increases.
Derivative assets	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	24.84~97.50%	Variation of fair value increases as volatility of underlying assets increases.
		Equity related	Correlation coefficient	0.18~0.76	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	—	Variation of fair value increases as volatility of underlying assets increases.
	DCF model	Interest rate related	Credit risk adjustment ratio	100.00%	Variation of fair value decreases as credit risk adjustment ratio increases.
Derivative liabilities	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	24.84~97.50%	Variation of fair value increases as volatility of underlying assets increases.
		Equity related	Correlation coefficient	0.18~0.76	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	—	Variation of fair value increases as volatility of underlying assets increases.
Equity securities, capital contributions, and beneficiary certificates	LSMC		Stock prices, Volatility of underlying asset	0.00%	Variation of fair value increases as volatility of underlying asset increases.
	DCF model and others		Discount rate	0.00~35.92%	Fair value increases as discount rate decreases.
			Terminal growth rate	1.00%	Fair value increases as terminal growth rate increases.
			Liquidation value	0.00%	Variation of liquidation value increases as volatility of underlying assets increases
Others	Income approach		Growth rate	1.00%	Fair value increases as growth rate increases.
	LSMC		Stock prices, Volatility of underlying asset	19.48~28.41%	Variation of fair value increases as volatility of underlying asset increases.

Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
(3) Changes in financial assets and liabilities measured at fair value classified into Level 3 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Beginning balance	Business Combination	Net Income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals/ settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	8,389	—	476	—	2,000	(5,039)	—	5,826
Equity securities	401,860	—	59,537	—	95,511	(28,287)	—	528,621
Capital contributions	422,614	707	(13,270)	—	173,064	(67,916)	—	515,199
Beneficiary certificates	854,299	—	18,450	—	578,228	(183,684)	8,441	1,275,734
Loans	180,450	—	6,854	—	60,696	(95,371)	—	152,629
Derivative assets	48,798	—	16,935	—	1,115	(40,343)	(1,457)	25,048

Sub-total	1,916,410	707	88,982	—	910,614	(420,640)	6,984	2,503,057

Financial assets at FVTOCI
Equity securities	468,847	1,408	—	23,063	687	(306)	(1)	493,698

Total	2,385,257	2,115	88,982	23,063	911,301	(420,946)	6,983	2,996,755

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	16,691	—	84,033	—	(11,140)	(14,817)	(2,728)	72,039
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	164,767	—	33,237	—	1,809	(112,187)	—	87,626
Derivatives liabilities (designated for hedging)	—	—	—	—	321	—	—	321

Total	181,458	—	117,270	—	(9,010)	(127,004)	(2,728)	159,986

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The statements of comprehensive income includes gain of 21,809 million Won included in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI pertaining to the assets and liabilities held by the Group at the end of the period.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

	For the year ended December 31, 2020
	Beginning balance	Business combination	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	5,826	—	(632)	—	2,627	(3,203)	—	4,618
Equity securities	464,741	3,894	(8,977)	—	5,088	(14,407)	32	450,371
Capital contributions	515,199	173,244	39,500	—	194,396	(56,654)	—	865,685
Beneficiary certificates	1,275,734	166,467	(7,919)	—	715,437	(231,908)	—	1,917,811
Loans	152,629	35,854	6,149	—	656,880	(642,450)	—	209,062
Derivative assets	25,048	—	9,458	—	9,501	(23,911)	(12,224)	7,872
Others	63,880	—	3,472	—	17,997	(370)	—	84,979

Sub-total	2,503,057	379,459	41,051	—	1,601,926	(972,903)	(12,192)	3,540,398

Financial assets at FVTOCI
Equity securities	493,698	—	—	(4,920)	82,227	(2,482)	2,192	570,715

Total	2,996,755	379,459	41,051	(4,920)	1,684,153	(975,385)	(10,000)	4,111,113

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	72,039	—	30,150	—	2,650	(66,170)	(18,533)	20,136
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	87,626	—	665	—	—	(68,661)	—	19,630
Derivative liabilities (Designated for hedging)	321	—	—	—	—	(321)	—	—

Total	159,986	—	30,815	—	2,650	(135,152)	(18,533)	39,766

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 37,430 million Won for the year ended December 31, 2020, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)
There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	For the year ended December 31, 2021
	Beginning balance	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	4,618	(431)	—	1,000	(4,070)	1,000	2,117
Equity securities	450,371	(24,501)	—	33,570	(154,455)	(1,000)	303,985
Capital contributions	865,685	82,596	—	575,643	(236,201)	—	1,287,723
Beneficiary certificates	1,917,811	10,347	—	86,224	(910,308)	—	1,104,074
Loans	209,062	16,975	—	761,045	(773,447)	—	213,635
Derivative assets	7,872	22,256	—	5,058	—	(5,838)	29,348
Others	84,979	12,245	—	14,982	(16,548)	533	96,191

Sub-total	3,540,398	119,487	—	1,477,522	(2,095,029)	(5,305)	3,037,073

Financial assets at FVTOCI
Equity securities	570,715	—	11,362	645	(1,267)	—	581,455

Total	4,111,113	119,487	11,362	1,478,167	(2,096,296)	(5,305)	3,618,528

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	20,136	4,926	—	(3,979)	(10,188)	(6,254)	4,641
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	19,630	(102)	—	—	(19,528)	—	—

Total	39,766	4,824	—	(3,979)	(29,716)	(6,254)	4,641

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,634 million Won for the year ended December 31, 2021, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)
There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

(4) Sensitivity analysis results on reasonable fluctuation of the significant unobservable input variables for the fair value of Level 3 financial instruments are as follows.
The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Meanwhile, among the financial instruments that are classified as Level 3 amounting to and 4,150,878 million Won 3,623,168 million Won as of December 31,2020 and 2021 respectively, equity instruments of 3,052,432 million Won and 3,030,775 million Won whose carrying amount are considered to represent the reasonable approximation of fair value are excluded from the sensitivity analysis.

The sensitivity on fluctuation of input variables by financial instruments as of December 31, 2019, 2020 and 2021 is as follows (Unit: Korean Won in millions):

	December 31, 2019
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	640	(935)	—	—
Loans (*2)	152	(128)	—	—
Debt securities	652	(640)	—	—
Equity securities (*3)(*4)	16,104	(10,929)	—	—
Beneficiary certificates (*4)	1,125	(1,125)	—	—
Financial assets at FVTOCI
Equity securities (*3)(*4)	—	—	26,380	(11,981)

Total	18,673	(13,757)	26,380	(11,981)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	1,054	(816)	—	—
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities (*1)	136	(142)	—	—

Total	1,190	(958)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)
Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate or liquidation value
(-1~1%).
The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2020
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	110	(257)	—	—
Loans (*2)	933	(932)	—	—
Debt securities	13	(10)	—	—
Equity securities (*2)(*3)(*4)	8,539	(7,337)	—	—
Beneficiary certificates (*4)	1,403	(1,537)	—	—
Others (*2)	640	(547)	—	—
Financial assets at FVTOCI
Equity securities (*3)(*4)	—	—	21,587	(16,740)

Total	11,638	(10,620)	21,587	(16,740)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	776	(405)	—	—
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities (*1)	57	(45)	—	—

Total	833	(450)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)
Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate
(0~1%)
and discount rate
(-1~1%)
or liquidation value
(-1~1%).
The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2021
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	1,668	(1,191)	—	—
Loans (*2)	682	(671)	—	—
Debt securities	13	(12)	—	—
Equity securities (*2)(*3)(*4)	6,348	(5,331)	—	—
Beneficiary certificates (*4)	1,305	(1,171)	—	—
Others (*2)	921	(876)	—	—
Financial assets at FVTOCI
Equity securities (*3)(*4)	—	—	30,391	(23,865)

Total	10,937	(9,252)	30,391	(23,865)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	205	(264)	—	—

Total	205	(264)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)
Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate
(-0.5%~0.5%)
and discount rate
(-1~1%)
or liquidation value
(-1~1%).
The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

(5) Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	2,968,875	14,299,748	—	17,268,623	17,020,839
Loans and other financial assets at amortized cost	—	—	318,144,845	318,144,845	320,106,078
Financial liabilities:
Deposits due to customers	—	291,767,282	—	291,767,282	291,477,279
Borrowings	—	20,586,930	176,745	20,763,675	20,745,466
Debentures	—	37,931,989	—	37,931,989	37,479,358
Other financial liabilities	—	13,305,067	286,489	13,591,556	13,808,386

	December 31, 2021
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	2,122,401	14,921,119	—	17,043,520	17,086,274
Loans and other financial assets at amortized cost	—	3	359,918,500	359,918,503	361,932,872
Financial liabilities:
Deposits due to customers	—	318,070,829	—	318,070,829	317,899,871
Borrowings	—	23,393,520	1,270,305	24,663,825	24,755,459
Debentures	—	44,500,963	—	44,500,963	44,653,864
Other financial liabilities	—	23,216,929	379,534	23,596,463	23,890,017
The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines the fair value by using valuation methods. Valuation methods and input variables for financial assets and liabilities that are measured at amortized cost are given as follows:

	Valuation methods	Input variables
Securities at amortized cost	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.	Risk-free market rate and credit spread

Loans and other financial assets at amortized cost	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.	Risk-free market rate, credit spread and prepayment rate

Deposits due to customers, borrowings, debentures and other financial liabilities	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate, credit spread and forward rate
(6) Financial instruments by category
Carrying amounts of financial assets and liabilities by each category are as follows (Unit: Korean Won in millions):

	December 31, 2020
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (Designated for hedging)	Total
Deposits	48,796	—	9,863,160	—	9,911,956
Securities	7,136,112	30,028,929	17,020,839	—	54,185,880
Loans	676,291	—	302,794,182	—	303,470,473
Derivative assets	6,901,742	—	—	174,820	7,076,562
Other financial assets	—	—	7,448,736	—	7,448,736

Total	14,762,941	30,028,929	337,126,917	174,820	382,093,607

	December 31, 2020
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities designated at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (Designated for hedging)	Total
Deposits due to customers	49,279	—	291,477,279	—	291,526,558
Borrowings	285,026	19,630	20,745,466	—	21,050,122
Debentures	—	—	37,479,358	—	37,479,358
Derivative liabilities	6,459,887	—	—	64,769	6,524,656
Other financial liabilities	—	—	13,808,386	—	13,808,386

Total	6,794,192	19,630	363,510,489	64,769	370,389,080

	December 31, 2021
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (Designated for hedging)	Total
Deposits	65,072	—	15,914,139	—	15,979,211
Securities	7,960,046	39,119,789	17,086,274	—	64,166,109
Loans	667,467	—	336,799,510	—	337,466,977
Derivative assets	4,803,131	—	—	106,764	4,909,895
Other financial assets	1,518	—	9,219,223	—	9,220,741

Total	13,497,234	39,119,789	379,019,146	106,764	431,742,933

	December 31, 2021
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (Designated for hedging)	Total
Deposits due to customers	65,016	317,899,871	—	317,964,887
Borrowings	241,174	24,755,459	—	24,996,633
Debentures	—	44,653,864	—	44,653,864
Derivative liabilities	4,567,268	—	27,584	4,594,852
Other financial liabilities	—	23,890,017	—	23,890,017

Total	4,873,458	411,199,211	27,584	416,100,253

(7) Income or expense from financial instruments by category
Income or expense from financial assets and liabilities by each category during the years ended December 31, 2019, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Interest Income (expense)	Fees and Commissions Income (expense)	Net reversal (provision) of allowance for credit loss	Gain or loss on transactions and valuation	Others	Total
Financial assets at FVTPL	50,277	89,817	—	25,455	86,979	252,528
Financial assets at FVTOCI	474,751	—	(3,297)	11,015	20,980	503,449
Securities at amortized cost	436,340	—	1,415	—	—	437,755
Loans and other financial assets at amortized cost	9,615,060	296,435	(385,758)	102,115	—	9,627,852
Financial liabilities at amortized cost	(4,682,722)	—	—	—	—	(4,682,722)
Net derivatives (designated for hedging)	—	—	—	36,982	—	36,982

Total	5,893,706	386,252	(387,640)	175,567	107,959	6,175,844

	For the year ended December 31, 2020
	Interest Income (expense)	Fees and Commissions Income (expense)	Net reversal (provision) of allowance for credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	48,612	—	—	421,709	120,158	590,479
Financial assets at FVTOCI	437,527	311	(1,529)	24,138	18,385	478,832
Securities at amortized cost	382,988	—	934	—	—	383,922
Loans and other financial assets at amortized cost	8,654,726	376,872	(792,250)	44,443	—	8,283,791
Financial liabilities at amortized cost	(3,516,023)	—	—	—	—	(3,516,023)
Net derivatives (designated for hedging)	—	—	—	(74,213)	—	(74,213)

Total	6,007,830	377,183	(792,845)	416,077	138,543	6,146,788

	For the year ended December 31, 2021
	Interest Income (expense)	Fees and Commissions Income (expense)	Net provision of allowance for credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	45,803	(156)	—	325,751	284,683	656,081
Financial assets at FVTOCI	381,814	1,343	(4,909)	32,624	24,528	435,400
Securities at amortized cost	324,920	—	(664)	—	—	324,256
Loans and other financial assets at amortized cost	9,142,212	494,296	(551,957)	107,317	—	9,191,868
Financial liabilities at amortized cost	(2,901,592)	2,205	—	—	—	(2,899,387)
Net derivatives (designated for hedging)	—	—	—	72,493	—	72,493

Total	6,993,157	497,688	(557,530)	538,185	309,211	7,780,711